SEGMENTED INFORMATION Schedule of revenue by type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 448,588	$ 547,276
Product
Disaggregation of Revenue [Line Items]
Revenue	332,544	449,063
Recurring and other services
Disaggregation of Revenue [Line Items]
Revenue	$ 116,044	$ 98,213